PROPERTY AND EQUIPMENT: (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Property and equipment [Line Items]
Cost:	$ 910		$ 691
Less: Accumulated depreciation and amortization	662		629
Property and Equipment, net	248		62
Leasehold improvements [Member]
Property and equipment [Line Items]
Cost:	88		84
Computers and software [Member]
Property and equipment [Line Items]
Cost:	64		18
Laboratory equipment [Member]
Property and equipment [Line Items]
Cost:	598		568
Furniture [Member]
Property and equipment [Line Items]
Cost:	42		21
Vehicles [Member]
Property and equipment [Line Items]
Cost:	$ 118	[1]		[1]

[1]	See note 8c relating to the lien on the Company's vehicles